SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
19.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There was no cash paid for income tax in the years ended December 31, 2025 and 2024.

Non-cash transactions in the years ended December 31, 2025 and 2024 included:

(a)	A non-cash transaction in the year ended December 31, 2025 of $1,380,593 (2024: $1,449,708) related to share-based payments was included in exploration and evaluation assets (Note 14).
(b)	Acquisition of exploration and evaluation assets in the year ended December 31, 2025 are presented net of a non-cash increase to asset retirement obligations of $349,848 (2024: decrease of $75,608). Additions to exploration and evaluation assets in the year ended December 31, 2025 are presented net of a non-cash increase in accounts payable of $223,561 (2024: $625,478) and depreciation of $46,143 (2024: $24,516) directly related to exploration and evaluation assets (Note 9).
(c)	Additions to property and equipment in the year ended December 31, 2025 are presented net of a non-cash increase in right-of-use assets of $165,176 (2024: $nil) (Note 8).
(d)	The Company issued 2,417,068 common shares to QRC with a fair value of $24,291,545 following the conversion of US$6 million principal of the 2020 Debentures in the year ended December 31, 2025 (Note 11). The Company issued 17,761 common shares with a fair value of $188,732 to QRC to settle a portion of the interest owing on the Debentures in the year ended December 31, 2025 (2024: 25,265 common shares with a fair value of $348,830) (Note 11).
(e)	The Company received $1,060,000 of common shares of Purepoint Uranium in exchange for 10% of the Company’s interest in the Purepoint Joint Venture, with no gain or loss recorded on the exercise of the Put Option during the year ended December 31, 2025 (Note 6c).
(f)	Acquisitions of exploration and evaluation assets in the year ended December 31, 2025 include the issuance of 16,666 common shares with a fair value of $161,160 to complete the 1st anniversary payment to retain its 100% interest in the Bulyea River property. Acquisitions of exploration and evaluation assets in the year ended December 31, 2024 are presented net of a non-cash increase in contingent payments of $278,152 (Note 9a).
(g)	Purchases of marketable securities in the year ended December 31, 2025 included a non-cash transaction related to the issuance of 100,000 common shares with a fair value of $1,221,000 (Note 7).